SHARE CAPITAL (Details) -Narrative - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE CAPITAL (Details) -Narrative [Line Items]
Proportion of voting rights held by non-controlling interests (in percent)		100.00%
Ordinary shares
SHARE CAPITAL (Details) -Narrative [Line Items]
Number of shares, issued under employee share schemes (in shares)	786,648,222	775,882,951	768,551,098